LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 8 – LONG-TERM INVESTMENTS, NET

	As of
	Ownership interest	December 31, 2024	Ownership interest	December 31, 2023

Non-marketable equity securities:
Investment A	4%	$100,444	—	$—

On February 20, 2024, the Company entered a subscription and investment agreement to acquire 4% equity interest of Investment A for a cash consideration of $100,000. Investment A is a limited liability company incorporated in Georgia, the United States of America. Investment A is a private company and its principal business is concentrated in the provision of marketing services to develop and deploy brands and talent.

Investments in non-marketable equity securities consist of investments in a limited liability company in which the Company’s interests are deemed minor and long-term. These investments do not have readily determinable fair values and, therefore, are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management assesses the investments subject to a periodic impairment review and considers qualitative and quantitative factors including the investee’s financial condition, the business outlook for its products and technology, its projected results and cash flow, financing transactions subsequent to the acquisition of the investment, the likelihood of obtaining subsequent rounds of financing and cash usage. The Company is not required to determine the fair value of these investments unless impairment indicators existed. When an impairment exists, the investment will be written down to its fair value by recording the corresponding charge as a component of other income (expense), net. Fair value is estimated using the best information available, which may include cash flow projections or other available market data.

For the years ended December 31, 2024 and 2023, the Company evaluated the investments and there was no impairment loss on the investments.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(Stated in US Dollars, except for number of shares)